Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated March 5, 2024
to
Prospectus dated May 1, 2023
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  AMENDMENT TO THE TRUST INSTRUMENT AND
FUNDAMENTAL INVESTMENT RESTRICTION
Effective April 1, 2024, the Faith-Based Investing policy language will be updated for all Funds.
In the section “Principal Investment Strategies,” for the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund, MyDestination 2055 Fund, Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund, beginning on pages 5, 13, 21, 29, 37, 45, 52, 59 and 66, respectively, the last bullet point is deleted in its entirety and replaced with the following:
•
In accordance with the Adviser’s Christian values, the Fund and the Select Funds do not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
In the section “Principal Investment Strategies,” for the Money Market Fund, Low-Duration Bond Fund (“LDBF”), Medium-Duration Bond Fund, Global Bond Fund, Strategic Alternatives Fund, Defensive Market Strategies® Fund (“DMSF”), Impact Bond Fund, Impact Equity Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund (“IEF”) and Emerging Markets Equity Fund, beginning on pages 72, 76, 82, 89, 96, 106, 114, 120, 126, 131, 137, 141, 146, 150, 155, 160, 165 and 171, respectively, the last bullet point is deleted in its entirety and replaced with the following:
•
In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
IV.  FEES AND EXPENSES CHANGES TO THE DEFENSIVE MARKET STRATEGIES® FUND
Under the heading “Fees and Expenses” for the DMSF, on page 105, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee(1)	0.62%	0.62%
Other expenses	0.05%	0.32%
Acquired fund fees and expenses	0.03%	0.03%
Total annual Fund operating expenses	0.70%	0.97%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the DMSF, on page 105, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$72	$99
3 Years	$224	$309
5 Years	$390	$536
10 Years	$871	$1,190
VI.  FEES AND EXPENSES CHANGES TO THE INTERNATIONAL EQUITY FUND
Under the heading “Fees and Expenses” for the IEF, on page 164, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee(1)	0.75%	0.75%
Other expenses	0.08%	0.36%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.84%	1.12%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the IEF, on page 164, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$86	$114
3 Years	$268	$356
5 Years	$466	$617
10 Years	$1,037	$1,363

Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated March 5, 2024
to
Prospectus dated May 1, 2023
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  AMENDMENT TO THE TRUST INSTRUMENT AND
FUNDAMENTAL INVESTMENT RESTRICTION
Effective April 1, 2024, the Faith-Based Investing policy language will be updated for all Funds.
In the section “Principal Investment Strategies,” for the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund, MyDestination 2055 Fund, Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund, beginning on pages 5, 13, 21, 29, 37, 45, 52, 59 and 66, respectively, the last bullet point is deleted in its entirety and replaced with the following:
•
In accordance with the Adviser’s Christian values, the Fund and the Select Funds do not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.

LOW-DURATION BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated March 5, 2024
to
Prospectus dated May 1, 2023
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  AMENDMENT TO THE TRUST INSTRUMENT AND
FUNDAMENTAL INVESTMENT RESTRICTION
Effective April 1, 2024, the Faith-Based Investing policy language will be updated for all Funds.
In the section “Principal Investment Strategies,” for the Money Market Fund, Low-Duration Bond Fund (“LDBF”), Medium-Duration Bond Fund, Global Bond Fund, Strategic Alternatives Fund, Defensive Market Strategies® Fund (“DMSF”), Impact Bond Fund, Impact Equity Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund (“IEF”) and Emerging Markets Equity Fund, beginning on pages 72, 76, 82, 89, 96, 106, 114, 120, 126, 131, 137, 141, 146, 150, 155, 160, 165 and 171, respectively, the last bullet point is deleted in its entirety and replaced with the following:
•
In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.

MEDIUM-DURATION BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated March 5, 2024
to
Prospectus dated May 1, 2023
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  AMENDMENT TO THE TRUST INSTRUMENT AND
FUNDAMENTAL INVESTMENT RESTRICTION
Effective April 1, 2024, the Faith-Based Investing policy language will be updated for all Funds.
In the section “Principal Investment Strategies,” for the Money Market Fund, Low-Duration Bond Fund (“LDBF”), Medium-Duration Bond Fund, Global Bond Fund, Strategic Alternatives Fund, Defensive Market Strategies® Fund (“DMSF”), Impact Bond Fund, Impact Equity Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund (“IEF”) and Emerging Markets Equity Fund, beginning on pages 72, 76, 82, 89, 96, 106, 114, 120, 126, 131, 137, 141, 146, 150, 155, 160, 165 and 171, respectively, the last bullet point is deleted in its entirety and replaced with the following:
•
In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.

EQUITY INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated March 5, 2024
to
Prospectus dated May 1, 2023
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  AMENDMENT TO THE TRUST INSTRUMENT AND
FUNDAMENTAL INVESTMENT RESTRICTION
Effective April 1, 2024, the Faith-Based Investing policy language will be updated for all Funds.
In the section “Principal Investment Strategies,” for the Money Market Fund, Low-Duration Bond Fund (“LDBF”), Medium-Duration Bond Fund, Global Bond Fund, Strategic Alternatives Fund, Defensive Market Strategies® Fund (“DMSF”), Impact Bond Fund, Impact Equity Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund (“IEF”) and Emerging Markets Equity Fund, beginning on pages 72, 76, 82, 89, 96, 106, 114, 120, 126, 131, 137, 141, 146, 150, 155, 160, 165 and 171, respectively, the last bullet point is deleted in its entirety and replaced with the following:
•
In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.

VALUE EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated March 5, 2024
to
Prospectus dated May 1, 2023
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  AMENDMENT TO THE TRUST INSTRUMENT AND
FUNDAMENTAL INVESTMENT RESTRICTION
Effective April 1, 2024, the Faith-Based Investing policy language will be updated for all Funds.
In the section “Principal Investment Strategies,” for the Money Market Fund, Low-Duration Bond Fund (“LDBF”), Medium-Duration Bond Fund, Global Bond Fund, Strategic Alternatives Fund, Defensive Market Strategies® Fund (“DMSF”), Impact Bond Fund, Impact Equity Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund (“IEF”) and Emerging Markets Equity Fund, beginning on pages 72, 76, 82, 89, 96, 106, 114, 120, 126, 131, 137, 141, 146, 150, 155, 160, 165 and 171, respectively, the last bullet point is deleted in its entirety and replaced with the following:
•
In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.

GROWTH EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated March 5, 2024
to
Prospectus dated May 1, 2023
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  AMENDMENT TO THE TRUST INSTRUMENT AND
FUNDAMENTAL INVESTMENT RESTRICTION
Effective April 1, 2024, the Faith-Based Investing policy language will be updated for all Funds.
In the section “Principal Investment Strategies,” for the Money Market Fund, Low-Duration Bond Fund (“LDBF”), Medium-Duration Bond Fund, Global Bond Fund, Strategic Alternatives Fund, Defensive Market Strategies® Fund (“DMSF”), Impact Bond Fund, Impact Equity Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund (“IEF”) and Emerging Markets Equity Fund, beginning on pages 72, 76, 82, 89, 96, 106, 114, 120, 126, 131, 137, 141, 146, 150, 155, 160, 165 and 171, respectively, the last bullet point is deleted in its entirety and replaced with the following:
•
In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.

SMALL CAP EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated March 5, 2024
to
Prospectus dated May 1, 2023
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  AMENDMENT TO THE TRUST INSTRUMENT AND
FUNDAMENTAL INVESTMENT RESTRICTION
Effective April 1, 2024, the Faith-Based Investing policy language will be updated for all Funds.
In the section “Principal Investment Strategies,” for the Money Market Fund, Low-Duration Bond Fund (“LDBF”), Medium-Duration Bond Fund, Global Bond Fund, Strategic Alternatives Fund, Defensive Market Strategies® Fund (“DMSF”), Impact Bond Fund, Impact Equity Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund (“IEF”) and Emerging Markets Equity Fund, beginning on pages 72, 76, 82, 89, 96, 106, 114, 120, 126, 131, 137, 141, 146, 150, 155, 160, 165 and 171, respectively, the last bullet point is deleted in its entirety and replaced with the following:
•
In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.

INTERNATIONAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated March 5, 2024
to
Prospectus dated May 1, 2023
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  AMENDMENT TO THE TRUST INSTRUMENT AND
FUNDAMENTAL INVESTMENT RESTRICTION
Effective April 1, 2024, the Faith-Based Investing policy language will be updated for all Funds.
In the section “Principal Investment Strategies,” for the Money Market Fund, Low-Duration Bond Fund (“LDBF”), Medium-Duration Bond Fund, Global Bond Fund, Strategic Alternatives Fund, Defensive Market Strategies® Fund (“DMSF”), Impact Bond Fund, Impact Equity Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund (“IEF”) and Emerging Markets Equity Fund, beginning on pages 72, 76, 82, 89, 96, 106, 114, 120, 126, 131, 137, 141, 146, 150, 155, 160, 165 and 171, respectively, the last bullet point is deleted in its entirety and replaced with the following:
•
In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
VI.  FEES AND EXPENSES CHANGES TO THE INTERNATIONAL EQUITY FUND
Under the heading “Fees and Expenses” for the IEF, on page 164, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee(1)	0.75%	0.75%
Other expenses	0.08%	0.36%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.84%	1.12%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the IEF, on page 164, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$86	$114
3 Years	$268	$356
5 Years	$466	$617
10 Years	$1,037	$1,363

Balanced Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated March 5, 2024
to
Prospectus dated May 1, 2023
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  AMENDMENT TO THE TRUST INSTRUMENT AND
FUNDAMENTAL INVESTMENT RESTRICTION
Effective April 1, 2024, the Faith-Based Investing policy language will be updated for all Funds.
In the section “Principal Investment Strategies,” for the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund, MyDestination 2055 Fund, Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund, beginning on pages 5, 13, 21, 29, 37, 45, 52, 59 and 66, respectively, the last bullet point is deleted in its entirety and replaced with the following:
•
In accordance with the Adviser’s Christian values, the Fund and the Select Funds do not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.

Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated March 5, 2024
to
Prospectus dated May 1, 2023
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  AMENDMENT TO THE TRUST INSTRUMENT AND
FUNDAMENTAL INVESTMENT RESTRICTION
Effective April 1, 2024, the Faith-Based Investing policy language will be updated for all Funds.
In the section “Principal Investment Strategies,” for the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund, MyDestination 2055 Fund, Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund, beginning on pages 5, 13, 21, 29, 37, 45, 52, 59 and 66, respectively, the last bullet point is deleted in its entirety and replaced with the following:
•
In accordance with the Adviser’s Christian values, the Fund and the Select Funds do not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.

Aggressive Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated March 5, 2024
to
Prospectus dated May 1, 2023
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  AMENDMENT TO THE TRUST INSTRUMENT AND
FUNDAMENTAL INVESTMENT RESTRICTION
Effective April 1, 2024, the Faith-Based Investing policy language will be updated for all Funds.
In the section “Principal Investment Strategies,” for the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund, MyDestination 2055 Fund, Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund, beginning on pages 5, 13, 21, 29, 37, 45, 52, 59 and 66, respectively, the last bullet point is deleted in its entirety and replaced with the following:
•
In accordance with the Adviser’s Christian values, the Fund and the Select Funds do not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.

MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated March 5, 2024
to
Prospectus dated May 1, 2023
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  AMENDMENT TO THE TRUST INSTRUMENT AND
FUNDAMENTAL INVESTMENT RESTRICTION
Effective April 1, 2024, the Faith-Based Investing policy language will be updated for all Funds.
In the section “Principal Investment Strategies,” for the Money Market Fund, Low-Duration Bond Fund (“LDBF”), Medium-Duration Bond Fund, Global Bond Fund, Strategic Alternatives Fund, Defensive Market Strategies® Fund (“DMSF”), Impact Bond Fund, Impact Equity Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund (“IEF”) and Emerging Markets Equity Fund, beginning on pages 72, 76, 82, 89, 96, 106, 114, 120, 126, 131, 137, 141, 146, 150, 155, 160, 165 and 171, respectively, the last bullet point is deleted in its entirety and replaced with the following:
•
In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.

MyDestination 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated March 5, 2024
to
Prospectus dated May 1, 2023
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  AMENDMENT TO THE TRUST INSTRUMENT AND
FUNDAMENTAL INVESTMENT RESTRICTION
Effective April 1, 2024, the Faith-Based Investing policy language will be updated for all Funds.
In the section “Principal Investment Strategies,” for the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund, MyDestination 2055 Fund, Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund, beginning on pages 5, 13, 21, 29, 37, 45, 52, 59 and 66, respectively, the last bullet point is deleted in its entirety and replaced with the following:
•
In accordance with the Adviser’s Christian values, the Fund and the Select Funds do not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.

MyDestination 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated March 5, 2024
to
Prospectus dated May 1, 2023
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  AMENDMENT TO THE TRUST INSTRUMENT AND
FUNDAMENTAL INVESTMENT RESTRICTION
Effective April 1, 2024, the Faith-Based Investing policy language will be updated for all Funds.
In the section “Principal Investment Strategies,” for the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund, MyDestination 2055 Fund, Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund, beginning on pages 5, 13, 21, 29, 37, 45, 52, 59 and 66, respectively, the last bullet point is deleted in its entirety and replaced with the following:
•
In accordance with the Adviser’s Christian values, the Fund and the Select Funds do not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.

MyDestination 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated March 5, 2024
to
Prospectus dated May 1, 2023
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  AMENDMENT TO THE TRUST INSTRUMENT AND
FUNDAMENTAL INVESTMENT RESTRICTION
Effective April 1, 2024, the Faith-Based Investing policy language will be updated for all Funds.
In the section “Principal Investment Strategies,” for the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund, MyDestination 2055 Fund, Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund, beginning on pages 5, 13, 21, 29, 37, 45, 52, 59 and 66, respectively, the last bullet point is deleted in its entirety and replaced with the following:
•
In accordance with the Adviser’s Christian values, the Fund and the Select Funds do not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.

MyDestination 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated March 5, 2024
to
Prospectus dated May 1, 2023
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  AMENDMENT TO THE TRUST INSTRUMENT AND
FUNDAMENTAL INVESTMENT RESTRICTION
Effective April 1, 2024, the Faith-Based Investing policy language will be updated for all Funds.
In the section “Principal Investment Strategies,” for the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund, MyDestination 2055 Fund, Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund, beginning on pages 5, 13, 21, 29, 37, 45, 52, 59 and 66, respectively, the last bullet point is deleted in its entirety and replaced with the following:
•
In accordance with the Adviser’s Christian values, the Fund and the Select Funds do not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.

Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated March 5, 2024
to
Prospectus dated May 1, 2023
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  AMENDMENT TO THE TRUST INSTRUMENT AND
FUNDAMENTAL INVESTMENT RESTRICTION
Effective April 1, 2024, the Faith-Based Investing policy language will be updated for all Funds.
In the section “Principal Investment Strategies,” for the Money Market Fund, Low-Duration Bond Fund (“LDBF”), Medium-Duration Bond Fund, Global Bond Fund, Strategic Alternatives Fund, Defensive Market Strategies® Fund (“DMSF”), Impact Bond Fund, Impact Equity Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund (“IEF”) and Emerging Markets Equity Fund, beginning on pages 72, 76, 82, 89, 96, 106, 114, 120, 126, 131, 137, 141, 146, 150, 155, 160, 165 and 171, respectively, the last bullet point is deleted in its entirety and replaced with the following:
•
In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.

Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated March 5, 2024
to
Prospectus dated May 1, 2023
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  AMENDMENT TO THE TRUST INSTRUMENT AND
FUNDAMENTAL INVESTMENT RESTRICTION
Effective April 1, 2024, the Faith-Based Investing policy language will be updated for all Funds.
In the section “Principal Investment Strategies,” for the Money Market Fund, Low-Duration Bond Fund (“LDBF”), Medium-Duration Bond Fund, Global Bond Fund, Strategic Alternatives Fund, Defensive Market Strategies® Fund (“DMSF”), Impact Bond Fund, Impact Equity Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund (“IEF”) and Emerging Markets Equity Fund, beginning on pages 72, 76, 82, 89, 96, 106, 114, 120, 126, 131, 137, 141, 146, 150, 155, 160, 165 and 171, respectively, the last bullet point is deleted in its entirety and replaced with the following:
•
In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.

Defensive Market Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated March 5, 2024
to
Prospectus dated May 1, 2023
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  AMENDMENT TO THE TRUST INSTRUMENT AND
FUNDAMENTAL INVESTMENT RESTRICTION
Effective April 1, 2024, the Faith-Based Investing policy language will be updated for all Funds.
In the section “Principal Investment Strategies,” for the Money Market Fund, Low-Duration Bond Fund (“LDBF”), Medium-Duration Bond Fund, Global Bond Fund, Strategic Alternatives Fund, Defensive Market Strategies® Fund (“DMSF”), Impact Bond Fund, Impact Equity Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund (“IEF”) and Emerging Markets Equity Fund, beginning on pages 72, 76, 82, 89, 96, 106, 114, 120, 126, 131, 137, 141, 146, 150, 155, 160, 165 and 171, respectively, the last bullet point is deleted in its entirety and replaced with the following:
•
In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
IV.  FEES AND EXPENSES CHANGES TO THE DEFENSIVE MARKET STRATEGIES® FUND
Under the heading “Fees and Expenses” for the DMSF, on page 105, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee(1)	0.62%	0.62%
Other expenses	0.05%	0.32%
Acquired fund fees and expenses	0.03%	0.03%
Total annual Fund operating expenses	0.70%	0.97%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the DMSF, on page 105, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$72	$99
3 Years	$224	$309
5 Years	$390	$536
10 Years	$871	$1,190

MyDestination 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated March 5, 2024
to
Prospectus dated May 1, 2023
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  AMENDMENT TO THE TRUST INSTRUMENT AND
FUNDAMENTAL INVESTMENT RESTRICTION
Effective April 1, 2024, the Faith-Based Investing policy language will be updated for all Funds.
In the section “Principal Investment Strategies,” for the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund, MyDestination 2055 Fund, Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund, beginning on pages 5, 13, 21, 29, 37, 45, 52, 59 and 66, respectively, the last bullet point is deleted in its entirety and replaced with the following:
•
In accordance with the Adviser’s Christian values, the Fund and the Select Funds do not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.

Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated March 5, 2024
to
Prospectus dated May 1, 2023
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  AMENDMENT TO THE TRUST INSTRUMENT AND
FUNDAMENTAL INVESTMENT RESTRICTION
Effective April 1, 2024, the Faith-Based Investing policy language will be updated for all Funds.
In the section “Principal Investment Strategies,” for the Money Market Fund, Low-Duration Bond Fund (“LDBF”), Medium-Duration Bond Fund, Global Bond Fund, Strategic Alternatives Fund, Defensive Market Strategies® Fund (“DMSF”), Impact Bond Fund, Impact Equity Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund (“IEF”) and Emerging Markets Equity Fund, beginning on pages 72, 76, 82, 89, 96, 106, 114, 120, 126, 131, 137, 141, 146, 150, 155, 160, 165 and 171, respectively, the last bullet point is deleted in its entirety and replaced with the following:
•
In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.

International Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated March 5, 2024
to
Prospectus dated May 1, 2023
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  AMENDMENT TO THE TRUST INSTRUMENT AND
FUNDAMENTAL INVESTMENT RESTRICTION
Effective April 1, 2024, the Faith-Based Investing policy language will be updated for all Funds.
In the section “Principal Investment Strategies,” for the Money Market Fund, Low-Duration Bond Fund (“LDBF”), Medium-Duration Bond Fund, Global Bond Fund, Strategic Alternatives Fund, Defensive Market Strategies® Fund (“DMSF”), Impact Bond Fund, Impact Equity Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund (“IEF”) and Emerging Markets Equity Fund, beginning on pages 72, 76, 82, 89, 96, 106, 114, 120, 126, 131, 137, 141, 146, 150, 155, 160, 165 and 171, respectively, the last bullet point is deleted in its entirety and replaced with the following:
•
In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.

Strategic Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated March 5, 2024
to
Prospectus dated May 1, 2023
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  AMENDMENT TO THE TRUST INSTRUMENT AND
FUNDAMENTAL INVESTMENT RESTRICTION
Effective April 1, 2024, the Faith-Based Investing policy language will be updated for all Funds.
In the section “Principal Investment Strategies,” for the Money Market Fund, Low-Duration Bond Fund (“LDBF”), Medium-Duration Bond Fund, Global Bond Fund, Strategic Alternatives Fund, Defensive Market Strategies® Fund (“DMSF”), Impact Bond Fund, Impact Equity Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund (“IEF”) and Emerging Markets Equity Fund, beginning on pages 72, 76, 82, 89, 96, 106, 114, 120, 126, 131, 137, 141, 146, 150, 155, 160, 165 and 171, respectively, the last bullet point is deleted in its entirety and replaced with the following:
•
In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.

Value Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated March 5, 2024
to
Prospectus dated May 1, 2023
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  AMENDMENT TO THE TRUST INSTRUMENT AND
FUNDAMENTAL INVESTMENT RESTRICTION
Effective April 1, 2024, the Faith-Based Investing policy language will be updated for all Funds.
In the section “Principal Investment Strategies,” for the Money Market Fund, Low-Duration Bond Fund (“LDBF”), Medium-Duration Bond Fund, Global Bond Fund, Strategic Alternatives Fund, Defensive Market Strategies® Fund (“DMSF”), Impact Bond Fund, Impact Equity Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund (“IEF”) and Emerging Markets Equity Fund, beginning on pages 72, 76, 82, 89, 96, 106, 114, 120, 126, 131, 137, 141, 146, 150, 155, 160, 165 and 171, respectively, the last bullet point is deleted in its entirety and replaced with the following:
•
In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.

Growth Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated March 5, 2024
to
Prospectus dated May 1, 2023
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  AMENDMENT TO THE TRUST INSTRUMENT AND
FUNDAMENTAL INVESTMENT RESTRICTION
Effective April 1, 2024, the Faith-Based Investing policy language will be updated for all Funds.
In the section “Principal Investment Strategies,” for the Money Market Fund, Low-Duration Bond Fund (“LDBF”), Medium-Duration Bond Fund, Global Bond Fund, Strategic Alternatives Fund, Defensive Market Strategies® Fund (“DMSF”), Impact Bond Fund, Impact Equity Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund (“IEF”) and Emerging Markets Equity Fund, beginning on pages 72, 76, 82, 89, 96, 106, 114, 120, 126, 131, 137, 141, 146, 150, 155, 160, 165 and 171, respectively, the last bullet point is deleted in its entirety and replaced with the following:
•
In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.

Impact Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated March 5, 2024
to
Prospectus dated May 1, 2023
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  AMENDMENT TO THE TRUST INSTRUMENT AND
FUNDAMENTAL INVESTMENT RESTRICTION
Effective April 1, 2024, the Faith-Based Investing policy language will be updated for all Funds.
In the section “Principal Investment Strategies,” for the Money Market Fund, Low-Duration Bond Fund (“LDBF”), Medium-Duration Bond Fund, Global Bond Fund, Strategic Alternatives Fund, Defensive Market Strategies® Fund (“DMSF”), Impact Bond Fund, Impact Equity Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund (“IEF”) and Emerging Markets Equity Fund, beginning on pages 72, 76, 82, 89, 96, 106, 114, 120, 126, 131, 137, 141, 146, 150, 155, 160, 165 and 171, respectively, the last bullet point is deleted in its entirety and replaced with the following:
•
In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.

Impact Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated March 5, 2024
to
Prospectus dated May 1, 2023
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  AMENDMENT TO THE TRUST INSTRUMENT AND
FUNDAMENTAL INVESTMENT RESTRICTION
Effective April 1, 2024, the Faith-Based Investing policy language will be updated for all Funds.
In the section “Principal Investment Strategies,” for the Money Market Fund, Low-Duration Bond Fund (“LDBF”), Medium-Duration Bond Fund, Global Bond Fund, Strategic Alternatives Fund, Defensive Market Strategies® Fund (“DMSF”), Impact Bond Fund, Impact Equity Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund (“IEF”) and Emerging Markets Equity Fund, beginning on pages 72, 76, 82, 89, 96, 106, 114, 120, 126, 131, 137, 141, 146, 150, 155, 160, 165 and 171, respectively, the last bullet point is deleted in its entirety and replaced with the following:
•
In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.